Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of the Company’s stock options for the Current Quarter is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	404,000	$6.67	2.89	$1,472,000
Granted	—	—
Canceled	—	—
Exercised	—	—
Expired/Forfeited	(1,250)	(4.00)
Outstanding and expected to vest at March 31, 2015	402,750	$5.36	2.64	$1,465,000
Exercisable at March 31, 2015	307,750	$4.69	2.10	$1,327,000

A summary of the Company’s stock options for the year ended December 31, 2014 is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	343,125	$4.55	3.60	$—
Granted	145,000	6.67	—	—
Canceled	—	—	—	—
Exercised	(19,000)	3.58	—	—
Expired/Forfeited	(65,125)	4.55	—	—
Outstanding and expected to vest at December 31, 2014	404,000	$6.67	2.89	$1,472,000
Exercisable at December 31, 2014	309,000	$4.70	2.36	$1,334,000

Schedule of Share-based Compensation, Stock Warrant Activity [Table Text Block]
A summary of the Company’s warrants for the Current Quarter is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2015	2,219,543	$6.07	4.23	$6,497,413
Granted	—	—
Canceled	—	—
Exercised	—	—
Expired/Forfeited	—	—
Outstanding at March 31, 2015	2,219,543	$6.07	3.98	$6,497,413
Exercisable at March 31, 2015	2,219,543	$6.07	3.98	$6,497,413

A summary of the Company’s warrants for the year ended December 31, 2014 is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2014	1,469,543	$3.05	—	$—
Granted	750,000	4.05	—	—
Canceled	—	—	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding at December 31, 2014	2,219,543	$6.07	4.23	$6,497,413
Exercisable at December 31, 2014	2,219,543	$6.07	4.23	$6,497,413

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

A summary of the Company’s restricted stock for the Current Quarter is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2015	3,208,410	$4.46
Granted	43,167	9.00
Canceled	—	—
Vested	(45,667)	6.94
Expired/Forfeited	(5,375)	6.23
Outstanding at March 31, 2015	3,200,535	$4.48

A summary of the Company’s restricted stock for the year ended December 31, 2014 is as follows:

	Number of Restricted Shares	Weighted Average Grant Date Fair value
Outstanding at January 1, 2014	2,026,554	$3.59
Granted	1,472,475	5.43
Canceled	—	—
Vested	(286,494)	3.33
Expired/Forfeited	(4,125)	4.30
Outstanding and expected to vest at December 31, 2014	3,208,410	$4.46

Schedule of Common Stock Repurchased [Table Text Block]
The following table provides information with respect to purchases by the Company of restricted stock during the Current Year and Prior Year.

Date	Total Number of Shares Purchased(a)	Actual Price Paid per Share	Number of Shares Purchased as Part of Publically Announced Plan	Fair value of Re-Purchased Shares
November 15, 2013	153,896	$3.86	—	$594,000
December 1, 2013	7,272	3.86	—	28,000
Total 2013	161,168	$3.86	—	$622,000
March 28, 2014	15,750	$4.00	—	$63,000
September 30, 2014	26,250	7.83	—	205,000
December 1, 2014	88,725	8.00	—	710,000
Total 2014	130,725	$7.49	—	$978,000

(a)
All of the shares of restricted stock in the preceding table were originally granted to employees and directors as restricted stock pursuant to the Plan. The shares reflected above as repurchased shares were relinquished by employees and directors in exchange for the Company’s agreement to pay federal and state and local withholding obligations on behalf of such employees and directors upon the vesting of restricted stock.

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Performance Shares Award Unvested Activity [Table Text Block]
A summary of the changes in the Company’s unvested warrants for the year ended December 31, 2014 is as follows:

	Number of Warrants	Weighted Average Grant Date Fair Value
Unvested balance at January 1, 2014	12,500	$0.10
Granted	750,000	0.82
Vested	(762,500)	(0.80)
Forfeited or Canceled	—	—
Unvested balance at December 31, 2014	—	$—

Warrant [Member] | H Halston Brands [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The warrants had a fair value of $611,000 using the Black-Scholes option pricing model with the following assumptions:

Expected Volatility	29%
Expected Dividend Yield	0%
Expected Life (Term)	2.5 years
Risk-Free Interest Rate	0.70%

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation, Performance Shares Award Unvested Activity [Table Text Block]
The following table summarizes the Company’s stock option activity for non-vested options for the Current Quarter:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at January 1, 2015	95,000	$1.43
Granted	—	—
Vested	—	—
Forfeited or Canceled	—	—
Balance at March 31, 2015	95,000	$1.43

The following table summarizes the Company’s stock option activity for non-vested options for the year ended December 31, 2014:

	Number of Options	Weighted Average Grant Date Fair Value
Balance at January 1, 2014	38,625	$0.99
Granted	145,000	1.05
Vested	(24,500)	(0.99)
Forfeited or Canceled	(64,125)	(0.47)
Balance at December 31, 2014	95,000	$1.43

Two Thousand Thirteen Private Offering of Equity Securities [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The fair value for the warrants was estimated to be $.12 for each warrant to purchase one share of Common Stock using the Black-Scholes option pricing model with the following assumptions:

Expected Volatility	22.5%
Expected Dividend Yield	0%
Expected Life Term	2.5
Risk-Free Interest Rate	0.39%

Two Thousand Eleven Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
The fair value for the options was estimated at the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Year Ended December 31,
	2014	2013
Expected Volatility	24 – 29%	21 – 22%
Expected Dividend Yield	0%	0%
Expected Life (Term)	2.5 years	1 – 3 years
Risk-Free Interest Rate	0.58 – 0.70%	0.21 – 0.39%